Accounts Receivable (Components Of Accounts Receivable) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accounts Receivables [Line Items]
Trade receivables	$ 1,438
Refundable taxes	2,851	1,942
Insurance proceeds	500	12,913
Accrued interest	112	299
Savage River receivable (Note 3)		13,000
Other	2,746	5,135
Accounts receivable	$ 7,647	$ 33,289